Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Beginning balance	$ 2,682.9	$ 2,489.9
Other comprehensive (loss) income before reclassifications	(19.2)	8.2
Less: gains (losses) reclassified from accumulated other comprehensive income	(5.2)	3.4
Net current-period other comprehensive (loss) income	(14.0)	4.8
Ending balance	3,001.9	2,682.9
Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Beginning balance	(8.8)	4.4
Other comprehensive (loss) income before reclassifications	7.7	(10.2)
Less: gains (losses) reclassified from accumulated other comprehensive income	(4.1)	3.0
Net current-period other comprehensive (loss) income	11.8	(13.2)
Ending balance	3.0	(8.8)
Unrealized Gains (Losses) on Available-for-Sale Debt Securities
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Beginning balance	0.3	0.5
Other comprehensive (loss) income before reclassifications	(0.7)	(0.4)
Less: gains (losses) reclassified from accumulated other comprehensive income	0.0	(0.2)
Net current-period other comprehensive (loss) income	(0.7)	(0.2)
Ending balance	(0.4)	0.3
Cumulative Translation Adjustment
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Beginning balance	(62.9)	(81.7)
Other comprehensive (loss) income before reclassifications	(26.2)	18.8
Less: gains (losses) reclassified from accumulated other comprehensive income	0.0	0.0
Net current-period other comprehensive (loss) income	(26.2)	18.8
Ending balance	(89.1)	(62.9)
Other
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Beginning balance	(1.5)	(0.9)
Other comprehensive (loss) income before reclassifications	0.0	0.0
Less: gains (losses) reclassified from accumulated other comprehensive income	(1.1)	0.6
Net current-period other comprehensive (loss) income	1.1	(0.6)
Ending balance	(0.4)	(1.5)
Total
Accumulated Other Comprehensive (Loss) Income, Net of Tax [Roll Forward]
Beginning balance	(72.9)	(77.7)
Ending balance	$ (86.9)	$ (72.9)